Related Party Transactions - Schedule of Transactions Occurred with Related Parties (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Transactions Occurred with Related Parties [Abstract]
Interest expense on loans from directors (as part of shareholder loan and convertible note issue)	[1]	$ 634,150	$ 459,340
Interest expense on loans from controlling entity	[1]	763	764
Management and consulting services	[2]		9,125
Office Rental		48,000
Gain on modification of loans

[1]	The interest is accrued and not paid
[2]	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.